UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street, Suite 960
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street, Suite 960
West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31
Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments
March 31, 2012
(Unaudited)

Number of Shares			Value

	COMMON STOCKS	95.0%
	CONSUMER DISCRETIONARY	11.9%
5,800	Casino Guichard-Perrachon S.A.		$571,653
113,200	Compass Group PLC		1,186,862
131,000	David Jones Ltd.		327,028
66,500	Marks & Spencer Group PLC		403,127
3,250	PPR		559,157
96,000	Yue Yuen Industrial Holdings Ltd.		336,873
			3,384,700
	CONSUMER STAPLES	15.4%
12,000	British American Tobacco PLC		604,702
19,100	Diageo PLC		459,017
20,300	Nestle S.A.		1,277,324
2,400	Pernod-Ricard S.A.		250,950
11,900	Seven & I Holdings Co., Ltd.		353,391
84,850	TESCO PLC		447,865
29,150	Unilever NV		991,961
			4,385,210
	ENERGY	18.6%
23,200	BG Group PLC		537,326
14,300	ENI SpA		335,476
7,000	Ensco PLC ADR		370,510
92	Inpex Corp.		621,336
20,100	Modec, Inc.		415,745
16,100	Noble Corp.		603,267
38,300	Royal Dutch Shell PLC A Shares		1,337,621
4,550	Saipem SpA		235,028
4,300	Technip S.A.		506,567
9,300	Woodside Petroleum Ltd.		335,339
			5,298,215
	FINANCIALS	13.3%
20,000	AXA S.A.		331,560
5,900	BNP Paribas		279,935
9,200	Commonwealth Bank of Australia		477,444
76,400	HSBC Holdings PLC		673,925
31,000	ING Groep NV*		258,282
3,800	ORIX Corp.		362,692
87,000	Oversea-Chinese Banking Corp. Ltd.		617,350
40,700	Prudential PLC		486,616
10,900	Tokio Marine Holdings, Inc.		299,069
			3,786,873
	HEALTH CARE	11.3%
9,550	Carl Zeiss Meditec AG		231,812
14,350	Fresenius Medical Care AG & Co. KGaA		1,017,030

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)
March 31, 2012
(Unaudited)

Number of Shares			Value

	HEALTH CARE (continued)
12,350	Novartis AG		$683,512
7,400	Roche Holding AG		1,287,847
			3,220,201
	INDUSTRIALS	11.9%
32,000	Chiyoda Corp.		406,331
2,100	FANUC Corp.		372,454
151,000	Fraser and Neave Ltd.		804,821
49,800	G4S PLC		217,058
9,150	Henkel A.G. & Co. KGaA		571,120
13,000	JGC Corp.		402,863
2,000	Siemens AG		201,630
58,000	Toyo Engineering Corp.		276,090
4,550	Weir Group PLC		128,378
			3,380,745
	INFORMATION TECHNOLOGY	2.1%
12,600	Canon, Inc.		595,216

	MATERIALS	8.1%
3,000	Air Liquide S.A.		399,952
19,000	Air Water, Inc.		245,161
35,500	BHP Billiton PLC		1,083,114
16,600	Voestalpine AG		558,248
			2,286,475
	TELECOMMUNICATION SERVICES	2.4%
3,500	Nippon Telegraph & Telephone Corp.		158,783
190,000	Vodafone Group PLC		523,321
			682,104
	TOTAL COMMON STOCKS (Cost $23,289,622)		27,019,739

Principal Amount			Value

	SHORT-TERM INVESTMENT	0.8%
	Variable Rate Demand Deposit
$224,952	UMB Bank Money Market Fiduciary, 0.01%†		224,952

	TOTAL SHORT-TERM INVESTMENTS (Cost $224,952)		224,952

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)
March 31, 2012
(Unaudited)

TOTAL INVESTMENTS (Cost $23,514,574)	95.8%	$27,244,691

Other Assets, in Excess of Other Liabilities	4.2%	1,206,306

NET ASSETS	100.0%	$28,450,997

ADR – American Depository Receipt
PLC – Public Limited Company
* Non-income Producing
† Indicates yield as of March 31, 2012

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)
March 31, 2012

Investments by Country (unaudited)
(As a Percentage of Long-term Investments)

Australia	4.2%
Austria	2.1
France	10.7
Germany	7.5
Hong Kong	1.2
Italy	2.1
Japan	16.7
Netherlands	9.6
Singapore	5.3
Switzerland	14.2
United Kingdom	26.4
Total	100.0%

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2012
(Unaudited)

Note 1.	Federal Income Tax Information

At March 31, 2012, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Aggregate cost of investments	$23,581,584
Unrealized appreciation	4,371,786
Unrealized depreciation	(708,679)
Net unrealized appreciation on investments	$3,663,107

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 2.	Fair Value Measurements

Security Valuation – In determining the Fund’s net asset value (“NAV”), portfolio securities primarily listed or traded on a national or foreign securities exchange, except for securities traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) and fixed income securities, are generally valued at the last sale price on that exchange, unless market prices are determined to be not readily available pursuant to the Fund’s pricing procedures.  The Fund values NASDAQ traded securities using the NASDAQ Official Closing Price.  Equity securities, to the extent these are actively traded are generally categorized in Level 1 of the fair value hierarchy.  The Fund generally values fixed income securities using market quotations or a matrix method provided by a pricing service.  The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value.  Fixed income securities are generally categorized in Level 2 of the fair value hierarchy. In the event market quotations are not readily available, a “fair value” price will be determined in accordance with the Fund’s pricing procedures.  Securities other than those listed above will be priced in accordance with the Fund’s registration statement and/or pricing procedures. In this circumstance, such securities may be categorized as Level 1, Level 2 or Level 3 depending on the inputs used.

The Fund translates prices for its investments that are quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund’s NAV, which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”).  Because foreign markets may be open at different times than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell them.  If reported prices with respect to the Fund’s foreign investments are believed by Cheswold Lane Asset Management, LLC (the “Adviser”) to be stale or unreliable based upon certain triggering factors set forth in the pricing procedures approved by the Board, these investments will be valued at their fair value using a quantitative methodology.  In this circumstance, such securities are categorized as Level 2. In addition, if, in the opinion of the Adviser, significant events materially affecting the values of the Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, or if the values provided by the Adviser’s quantitative methodology are deemed by the Adviser not to reflect fair value, such foreign investments will be priced at fair value as determined in good faith by the Adviser. In this circumstance, such securities may be categorized as Level 1, Level 2 or Level 3 depending on the inputs used. The Fund may rely on third-party pricing vendors to monitor for events that may materially affect the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.

The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices.  Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

• Level 1 − quoted prices in active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Sectors	Level 1	Level 2*	Level 3	Total
Consumer Discretionary	$3,384,700	$-	$-	$3,384,700
Consumer Staples	4,385,210	-	-	4,385,210
Energy	5,298,215	-	-	5,298,215
Financials	3,786,873	-	-	3,786,873
Health Care	3,220,201	-	-	3,220,201
Industrials	3,380,745	-	-	3,380,745
Information Technology	595,216	-	-	595,216
Materials	2,286,475	-	-	2,286,475
Telecommunication Services	682,104	-	-	682,104
Short-term Investments	224,952	-	-	224,952
Total	$27,244,691	$-	$-	$27,244,691

* Changes in valuation techniques may result in transfers between the levels during the reporting period.  The Fund adopted the Financial Accounting Standards Board amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.  Application of the quantitative methodology was not deemed necessary at the end of the reporting period and as such equity securities listed or traded on foreign security exchanges were categorized as Level 1.  In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, at the beginning of the period, the Adviser valued one security at its fair value as a result of the market being closed for a holiday.  This security was considered a Level 2 at the beginning of the period and a Level 1 at the end of the period.  This security represents the only transfer between each of the three levels.

Item 2.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds

By:	/s/ Eric F. Scharpf

Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric F. Scharpf

Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date: May 25, 2012

By:	/s/ Matthew H. Taylor

Matthew H. Taylor, Executive Vice President, Chief Financial Officer, and Treasurer
(Principal Financial Officer)
Date: May 25, 2012